Balances and Transactions with Interested and Related Parties - Schedule of Balances with Interested and Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Balances and Transactions with Interested and Related Parties - Schedule of Balances with Interested and Related Parties (Details) [Line Items]
Other accounts payable	$ 8,200	$ 9,867
Loan
Balances with interested and related parties [Member]
Balances and Transactions with Interested and Related Parties - Schedule of Balances with Interested and Related Parties (Details) [Line Items]
Other accounts payable	33	18
Loan
Key management personnel [Member]
Balances and Transactions with Interested and Related Parties - Schedule of Balances with Interested and Related Parties (Details) [Line Items]
Loan		66
Key management personnel [Member] | Balances with interested and related parties [Member]
Balances and Transactions with Interested and Related Parties - Schedule of Balances with Interested and Related Parties (Details) [Line Items]
Other accounts payable	725	$ 220
Loan	$ 66